Issued capital, Summary (Details) - USD ($)			12 Months Ended
	Nov. 17, 2021	Nov. 16, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Initial Public offering [Abstract]
Proceeds from IPO offering	$ 231,538,468
Conversion of hybrid financial instruments [Abstract]
Conversion of hybrid financial instruments			$ 695,383,000
Share based payments, prepaid in advance [Abstract]
Number of restricted share-based payments, prepaid in advance (in shares)			0	95,925	95,925
Ordinary Shares [Member]
Ordinary shares [Abstract]
Par value per share (in dollars per share)			$ 0
Initial Public offering [Abstract]
IPO listed shares (in shares)	55,036,108
Shares issued (in shares)	8,269,231
Offering price (in dollars per share)	$ 28.00
Proceeds from IPO offering	$ 215,330,775
Conversion of hybrid financial instruments [Abstract]
Conversion of hybrid financial instruments (in shares)		24,835,118
Conversion of hybrid financial instruments		$ 695,383,000
Conversion of hybrid financial instruments (in dollars per share)		$ 28.00
Outstanding convertible instruments (in shares)			0
Loan-funded shares [Abstract]
Number of restricted shares issued (in shares)			1,954,049	2,260,614
Number of shares outstanding (in shares)			54,982,916	22,089,207